SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
1. SUMMARY OF SIGNIFICANT accounting policies

In the opinion of the management of Flamel Technologies S.A. (the “Company”), the accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial statements. Accordingly, these Financial Statements do not include all of the information and footnotes required for complete annual financial statements, since certain footnotes and other financial information required by generally accepted accounting principles in the United States (or US GAAP) can be condensed or omitted for interim reporting requirements. In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of our financial position and operating results have been included.

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Operating results for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2015. These condensed consolidated interim financial statements should be read in conjunction with the Company's audited annual financial statements.

The reporting currency of the Company and its wholly-owned subsidiaries is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All financial statement amounts of the Company and any other subsidiary for which the functional currency is the Euro or any other currency other than the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at period-end rates, (2) income statement accounts at weighted average exchange rates for the period-end, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

The Company followed the guidance in Financial Statements Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 205 Presentation of Financial Statements (ASC 205), Topic 360 Property, Plant and Equipment (ASC 360) and Accounting Standards Update (ASU 2014-08), Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity in determining the accounting for the divestiture of the Pessac facility which occurred on December 1, 2014. Presenting the divestiture as a discontinued operation provides a better understanding of the results of the Company’s new strategy and in assessing the impact of the disposal on the ongoing operations of the entity.

The results of discontinued operations, less income taxes, have been reported as a separate component of income in the statement of operations. The assets and liabilities of the discontinued operation have been reported separately in the asset and liability sections, of the balance sheet for the periods presented therein. See note 4 below for a description of the facts and circumstances related to the disposal.

Other comprehensive income includes currency translation adjustments and unrealized gains on marketable securities. As of March 31, 2015 it represents an amount of $16.3 million.